Schedule of Warrant Activities (Details) (Parenthitical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Legacy Tech Partners LLC LTP [Member]
StockWarrantsLineItems [Line Items]
Common stock, price	$ 0.0866	$ 0.0612